Risk management and financial instruments - Narrative (Details)	12 Months Ended												12 Months Ended					12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 Not Designated as Hedging Instrument Interest Rate Swap USD ($)	Feb. 01, 2014 Not Designated as Hedging Instrument Interest Rate Swap USD ($)	Dec. 31, 2013 Not Designated as Hedging Instrument Interest Rate Swap USD ($)	Apr. 01, 2011 Not Designated as Hedging Instrument Interest Rate Swap USD ($)	Dec. 31, 2014 Not Designated as Hedging Instrument Cross Currency Interest Rate Contract USD ($)	Dec. 31, 2014 Not Designated as Hedging Instrument Forward Contracts USD ($)	Dec. 31, 2013 Not Designated as Hedging Instrument Forward Contracts USD ($)	Dec. 31, 2014 Not Designated as Hedging Instrument Minimum Forward Contracts NOK	Dec. 31, 2014 Not Designated as Hedging Instrument Maximum Forward Contracts NOK	Dec. 31, 2014 Other Current Liabilities Not Designated as Hedging Instrument Cross Currency Interest Rate Contract USD ($)	Dec. 31, 2013 Other Current Liabilities Not Designated as Hedging Instrument Cross Currency Interest Rate Contract USD ($)	Dec. 31, 2014 Cash Flow Hedging Designated as Hedging Instrument Variable Interest Entity, Primary Beneficiary Interest Rate Swap USD ($)	Dec. 31, 2014 Level 2 USD ($)	Jan. 31, 2014 Loans Payable US $600 Million Unsecured Bond	Dec. 31, 2014 Loans Payable NOK1,500 Million Floating Interest Rate Bond NOK	Dec. 31, 2014 Loans Payable Level 2 US $600 Million Unsecured Bond Majority Shareholder USD ($)	Dec. 31, 2014 Uninsured Risk	Dec. 31, 2014 Carrying value USD ($)	Dec. 31, 2013 Carrying value USD ($)	Dec. 31, 2014 Carrying value Level 1 USD ($)	Dec. 31, 2014 Fair value USD ($)	Dec. 31, 2013 Fair value USD ($)	Dec. 31, 2014 Fair value Level 1 USD ($)
Derivative [Line Items]
Long-term debt, fair value																1,500,000,000	$ 600,000,000
Related party debt														125,000,000					322,700,000	700,000,000	197,700,000	254,300,000	728,400,000	129,300,000
Coupon rate (as a percent)															6.25%	6.18%
Outstanding principal amount		1,300,000,000	200,000,000	1,100,000,000	1,100,000,000	253,500,000	60,000,000
Fair Value, Derivative Liability		39,000,000		45,300,000			8,400,000	1,000,000			64,400,000	13,100,000
Other comprehensive income, unrealized gain (loss) on interest rate swaps in VIEs													0
Derivative forward exchange rates									6.37	6.49
Fair Value, Derivative Asset		2,700,000		5,400,000				800,000
Physical Damage Insurance, Deductible	5,000,000
Self insured retention period																		60 days
Compensation period																		210 days
Protection and indemnity insurance, coverage	250,000,000
Protection and indemnity insurance, deductible per event	$ 25,000.000